Income taxes (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes - Schedule of Components of Income before Income Taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2022	2021	2020
France	2,879	(4,429)	(8,806)
Foreign	(354)	(392)	(390)
Income/(loss) before income tax	2,525	(4,821)	(9,196)

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2021	2020
France	(4,429)	(8,806)
Foreign	(392)	(390)
Income/(loss) before income tax	(4,821)	(9,196)

Income Taxes - Schedule of Income Tax Expense

The components of income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2022	2021	2020
France	(3,250)	—	—
Foreign	5	6	5
Income tax expense / (income)	(3,245)	6	5
Income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2021	2020
France	—	—
Foreign	6	5
Income tax expense / (income)	6	5

Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate

The difference between the income tax recovery (expense) at the local statutory rate compared to the Group’s income tax recovery (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2022	2021	2020
Net income/(loss) before income tax	2,525	(4,821)	(9,196)
Statutory tax rate	25%	26.5%	28%
Expected income tax (expense)/recovery	(631)	1,278	2,575
Change in valuation allowance	2,185	660	(1,940)
Change in tax loss carryforwards	(41)	(382)	(635)
Add back of loss carryforwards used for the debt remission	1,342	—	—
Permanent difference	390	(1,562)	(5)
Income tax (expense) / recovery	3,245	(6)	(5)

Income tax at the local statutory rate compared to the Group’s income tax expenses as reported are as follows:

	12 months ended December 31,
USD'000	2021	2020
Net income / (loss) before income tax	(4,821)	(9,196)
Statutory tax rate	26.5%	28%
Expected income tax (expense) / recovery	1,278	2,575
Income tax (expense) / recovery	(6)	(5)
Change in valuation allowance	660	(1,940)
Permanent differences	(1,556)	—
Change of tax loss carryforwards	(382)	(635)
Income tax (expense) / recovery	(6)	(5)

Income Taxes - Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2022	2021
France	3,296	—
Foreign	—	—
Deferred income tax assets/(liabilities)	3,296	—

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2022	2021
Defined benefit accrual	(29)	161
Tax loss carryforwards	3,599	3,640
Add back loss carryforwards used for the debt remission	1,342	—
Valuation allowance	(1,616)	(3,801)
Deferred tax assets / (liabilities)	3,296	—

The Group’s deferred tax assets and liabilities consist of the following:

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2021	2020
Defined benefit accrual	161	284
Tax loss carry-forwards	3,640	4,177
Valuation allowance	(3,801)	(4,461)
Deferred tax assets / (liabilities)	—

Income Taxes - Schedule of Operating Loss Carryforward

As of December 31, 2022, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward
USD'000	France	Total	Expiration date
As of December 31, 2022	14,396	14,396	None

As of December 31, 2021, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward
USD'000	France	Total	Expiration date
As of December 31, 2020	14,917	14,917	None
As of December 31, 2021	13,736	13,736	None

Income Taxes - Summary of Income Tax Examinations	The following tax years remain subject to examination:
Significant jurisdictions	Open years
France	2020 - 2022
Japan	2022
Taiwan	2022
The following tax years remain subject to examination:
Significant jurisdictions	Open years
France	2019 - 2021
Japan	2017 - 2021
Taiwan	2021